ENDORSEMENT OF NOTE RECEIVABLES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
ENDORSEMENT OF NOTE RECEIVABLES
Endorsed Bank Acceptance Bill	$ 41,981	$ 37,333